PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Comprehensive Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	$ 160,835	¥ 1,119,698	¥ 1,047,632	¥ 707,157
General and administrative expenses	(103,896)	(723,306)	(546,568)	(354,832)
Operating loss	(157,740)	(1,098,156)	(594,632)	(1,272)
Foreign currency exchange (loss) gains	232	1,614	4,951	(6,284)
Other income	35	246	(33,583)	16,702
Income (loss) before income taxes	(155,195)	(1,080,437)	(597,064)	25,243
Income tax expense	5,970	41,559	4,865	(25,390)
Net loss	(149,225)	(1,038,878)	(592,199)	(147)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax	131	914	11,100	(13,832)
Foreign currency translation adjustment, taxes		0	0	0
Unrealized holding gains on available for sale securities, net of RMB2,818, nil and nil income taxes for the year 2017, 2018 and 2019, respectively				11,496
Unrealized holding gains on available for sale securities		0	0	2,818
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB2,818, nil and nil income taxes for year 2017, 2018 and 2019				(11,496)
Reclassification adjustment for gains on available for sale securities realized in net income taxes		0	0	2,818
Other-than-temporary impairment loss recognized in other comprehensive loss (before tax)				5,000
Comprehensive loss	(149,094)	(1,037,964)	(581,099)	(18,979)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses			(403)
General and administrative expenses	(4,167)	(29,011)	(5,536)	(5,218)
Operating loss	(4,167)	(29,011)	(5,939)	(5,218)
Equity in loss of subsidiaries	(87,336)	(608,015)	(589,564)	(913)
Foreign currency exchange (loss) gains	17	115	341	(421)
Interest income (expense)	(10)	(67)	413	2,327
Other income	96	665	2,550	4,078
Income (loss) before income taxes	(91,400)	(636,313)	(592,199)	(147)
Net loss	91,400	636,313	592,199	147
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax	131	914	11,100	(13,832)
Foreign currency translation adjustment, taxes		0	0	0
Unrealized holding gains on available for sale securities, net of RMB2,818, nil and nil income taxes for the year 2017, 2018 and 2019, respectively				11,496
Unrealized holding gains on available for sale securities		0	0	2,818
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB2,818, nil and nil income taxes for year 2017, 2018 and 2019				(11,496)
Reclassification adjustment for gains on available for sale securities realized in net income taxes		0	0	2,818
Other-than-temporary impairment loss recognized in other comprehensive loss (before tax)				(5,000)
Comprehensive loss	$ (91,269)	¥ (635,399)	¥ (581,099)	¥ (18,979)